INVESTMENTS - Generation and Transmission Companies (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$) km GW	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of associates and joint ventures
Total installed power capacity (in MW) | GW	63
Transmission lines (in kilometers) | km	80,040
Net Equity	R$ 71,394,146	R$ 56,008,948	R$ 42,752,532	R$ 44,064,927
Madeira Energia S.A. (MESA)
Disclosure of associates and joint ventures
Net working capital	(427,060)	(663,103)
Norte Energia S.A.
Disclosure of associates and joint ventures
Net working capital	(3,309,499)	(2,762,388)
Energia Sustentvel do Brasil S.A.
Disclosure of associates and joint ventures
Net working capital	(197,256)	(314,358)
Teles Pires Participaes
Disclosure of associates and joint ventures
Net working capital	(163,912)	(207,885)
CGTEE
Disclosure of associates and joint ventures
Net working capital	(339,242)	(1,849,262)
Amazonas GT
Disclosure of associates and joint ventures
Net working capital	26,186	(1,067,641)
Uncovered Liabilities	119,223	337,739
Eletronuclear
Disclosure of associates and joint ventures
Net working capital	R$ (674,316)	R$ (889,658)